UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

EXCHANGE TRADED CONCEPTS TRUST

Hull Tactical US ETF

Semi-Annual Report

May 31, 2023
(Unaudited)

Hull Tactical US ETF
Table of Contents

Schedule of Investments	1
Statement of Assets and Liabilities	3
Statement of Operations	4
Statements of Changes in Net Assets	5
Financial Highlights	6
Notes to the Financial Statements	7
Review of Liquidity Risk Management Program	16
Disclosure of Fund Expenses	17
Supplemental Information	18

The Fund files its complete schedule of holdings with the U.S. Securities and Exchange Commission (the “Commission” or the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund’s Form N-PORT reports are available on the Commission’s website at https://www.sec.gov.

Exchange Traded Concepts, LLC’s proxy voting policies and procedures are attached to the Fund’s Statement of Additional Information (the “SAI”). The SAI, as well as information relating to how the Fund voted proxies relating to the Fund’s securities during the most recent 12-month period ended June 30, is available without charge, upon request, by calling (844) 485-5383, and on the Commission’s website at https://www.sec.gov.

Hull Tactical US ETF
Schedule of Investments
May 31, 2023 (Unaudited)

Sector Weightings†

†	Percentages based on total investments.

Description	Shares	Fair Value
EXCHANGE-TRADED FUND — 60.1%
SPDR S&P 500 ETF Trust‡	38,025	$15,888,746

Total Exchange-Traded Fund (Cost $12,644,997)		15,888,746

SHORT-TERM INVESTMENTS — 19.0%
U.S. Treasury Obligations — 19.0%
U.S. Treasury Bills(A)(B)
5.31%, 06/08/2023	200,000	199,796
5.07%, 10/19/2023	100,000	97,960
5.04%, 08/22/2023	174,000	171,962
5.00%, 07/13/2023	62,000	61,632
4.98%, 08/31/2023	500,000	493,354
4.96%, 09/14/2023	4,000	3,941
4.94%, 07/05/2023	13,000	12,940
4.87%, 11/02/2023	173,000	169,150
4.85%, 08/03/2023	500,000	495,487
4.81%, 09/28/2023	200,000	196,658
4.81%, 06/15/2023	1,008,000	1,005,996
4.80%, 08/10/2023	500,000	495,006
4.77%, 09/07/2023	100,000	98,625
4.66%, 07/06/2023	500,000	497,640
4.65%, 06/29/2023	500,000	498,037
4.58%, 06/01/2023	500,000	500,000
4.56%, 12/28/2023	6,000	5,842
		5,004,026

Total U.S. Treasury Obligations (Cost 5,006,661)		5,004,026

Total Investments — 79.1% (Cost $17,651,658)		$20,892,772

A list of the open futures contracts held by the Fund at May 31, 2023, was as follows:

	Number of
	Contracts	Expiration	Notional		Unrealized
Type of Contract	Long	Date	Amount	Value	Appreciation
S&P 500 Index E-MINI	82	06/16/2023	$16,456,033	$17,181,050	$725,017

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Schedule of Investments
May 31, 2023 (Unaudited)

Percentages based on Net Assets of $26,428,261.

‡	The Fund’s investment in the SPDR S&P 500 ETF Trust represents greater than 25% of the Fund’s total investments. The SPDR S&P 500 ETF Trust seeks to track as closely as possible, before fees and expenses, the total return of the S&P 500® Index. For further financial information, available upon request at no charge, on the SPDR S&P 500 ETF Trust, please go to the Securities Exchange Commission’s website at https://www.sec.gov.

(A)	The rate reported is the effective yield at the time of purchase.

(B)	Security, or a portion thereof, has been pledged as collateral on open futures contracts.

ETF — Exchange-Traded Fund

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipts

The following is a summary of the inputs used as of May 31, 2023 when valuing the Fund’s investments and other financial instruments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange-Traded Fund	$15,888,746	$—	$—	$15,888,746
U.S. Treasury Obligations	—	5,004,026	—	5,004,026
Total Investments in Securities	$15,888,746	$5,004,026	$—	$20,892,772

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Future Contracts*	$725,017	$—	$—	$725,017
Total Other Financial Instruments	$725,017	$—	$—	$725,017

*	Futures contracts are valued at the unrealized appreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Statement of Assets and Liabilities
May 31, 2023 (Unaudited)

Assets:
Investments at Cost	$17,651,658
Investments at Fair Value	$20,892,772
Cash and Cash Equivalents	3,731,960
Cash Collateral on Futures	1,917,869
Total Assets	26,542,601

Liabilities:
Payable for Variation Margin	95,237
Advisory Fees Payable	19,103
Total Liabilities	114,340

Net Assets	$26,428,261

Net Assets Consist of:
Paid-in Capital	$24,180,525
Total Distributable Earnings (Accumulated Losses)	2,247,736
Net Assets	$26,428,261

Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	850,000
Net Asset Value, Offering and Redemption Price Per Share	$31.09

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Statement of Operations
For the Six Months Ended May 31, 2023 (Unaudited)

Investment Income:
Dividend Income	$100,265
Interest Income	198,361
Total Investment Income	298,626

Expenses:
Advisory Fees	110,450
Total Expenses	110,450
Net Investment Income (Loss)	188,176

Net Realized Gain (Loss) on:
Investments	(54,657)
Futures Contracts	476,964
Net Realized Gain (Loss)	422,307

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	514,499
Futures Contracts	546,834
Net Change in Unrealized Appreciation (Depreciation)	1,061,333
Net Realized and Unrealized Gain (Loss)	1,483,640

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,671,816

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Statements of Changes in Net Assets

	Six Months
	Ended
	May 31,	Year Ended
	2023	November 30,
	(Unaudited)	2022
Operations:
Net Investment Income (Loss)	$188,176	$30,622
Net Realized Gain (Loss)	422,307	595,420
Net Change in Unrealized Appreciation (Depreciation)	1,061,333	(1,368,686)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,671,816	(742,644)
Distributions	(1,320,544)	(2,241,364)

Capital Share Transactions:
Issued	2,982,789	—
Redeemed	(1,518,184)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,464,605	—

Total Increase (Decrease) in Net Assets	1,815,877	(2,984,008)

Net Assets:
Beginning of Year/Period	24,612,384	27,596,392
End of Year/Period	$26,428,261	$24,612,384

Share Transactions:
Issued	100,000	—
Redeemed	(50,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	—

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Financial Highlights

Selected Per Share Data & Ratios

For the Six Months Ended May 31, 2023 (Unaudited), Years Ended November 30

For a Share Outstanding Throughout the Year or Period

														Ratio of
			Net											Net
			Realized						Net		Net			Investment
	Net Asset		and						Asset	Net	Assets	Ratio of		Income
	Value,	Net	Unrealized			Distributions	Distributions		Value,	Asset	End of	Expenses		(Loss) to
	Beginning	Investment	Gain			from Net	from Net		End of	Value,	Year/	to Average		Average
	of Year/	Income	(Loss) on		Total from	Investment	Realized	Total	Year/	Total	Period	Net		Net		Portfolio
	Period	(Loss)*	Investments		Operations	Income	Capital Gains	Distributions	Period	Return(1)	(000)	Assets(2)		Assets(2)		Turnover(3)
2023†	$30.77	$0.23	$1.74		$1.97	$(0.11)	$(1.54)	$(1.65)	$31.09	7.10%	$26,428	0.91	%(4)	1.55	%(4)	59%
2022	34.50	0.04	(0.97)		(0.93)	—	(2.80)	(2.80)	30.77	(3.07)	24,612	0.91		0.12		215
2021	29.12	(0.01)	6.65		6.64	—	(1.26)	(1.26)	34.50	23.60	27,596	0.96	(5)	(0.03)		393
2020	26.72	0.08	2.57		2.65	(0.25)	—	(0.25)	29.12	9.99	26,211	0.91		0.31		833
2019	27.35	0.28	1.25	(6)	1.53	(0.23)	(1.93)	(2.16)	26.72	7.91	45,424	0.91		1.13		560
2018	28.73	0.23	0.60		0.83	(0.16)	(2.05)	(2.21)	27.35	3.01	62,916	0.91		0.83		1,320

*	Per share data calculated using average shares method.

†	For the six months period ended May 31, 2023 (Unaudited).

(1)	Total return is for the period indicated and has been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange-traded funds in which the Fund invests.

(3)	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of securities received or delivered from processing in-kind creations or redemptions.

(4)	Annualized.

(5)	The expense ratio includes security sold short fees on securities sold short. Had this expense been excluded, the ratio would have been 0.91%.

(6)	The amount shown for a share outstanding throughout the period does not accord with the aggregate net gains on investments for that period because the sales and repurchase of Fund shares in relation to fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of the financial statements.

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited)

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of the Hull Tactical US ETF (the “Fund”). The Fund seeks long-term capital appreciation by taking long and short positions in one or more exchange-traded funds (“ETFs”) that seek to track the performance of the S&P 500® Index (the “S&P 500 Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “diversified” under the 1940 Act. The Fund commenced operations on June 24, 2015.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares, called “Creation Units.” Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Futures are valued at the final settled price or in lieu of a settled price at the last sale price on the day of valuation.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Prices for most securities held by the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

In December 2020, the SEC adopted Rule 2a-5 under the 1940 Act, establishing requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth recordkeeping requirements associated with fair-value determinations.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time, when under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the six months ended May 31, 2023 maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of May 31, 2023, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Counterparty Risk and Collateral — The Fund invests in exchange-traded derivatives, such as futures and exchange-traded options. Counterparty risk on these derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures, the Fund is required to deposit collateral in the amount specified by the clearinghouse and the clearing firm (“margin requirement”), and the margin requirement must be maintained over the life of the contract. Collateral for exchange-traded derivatives may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used. Cash posted by the Fund, if any, is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the Fund. Securities posted by the Fund, if any, are noted in the accompanying schedule of investments. Both forms of collateral remain in the Fund’s assets. Exchange-traded derivatives may only be closed out on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions.

Futures Contracts — The Fund utilized futures contracts during the six months ended May 31, 2023. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. The Fund used futures contracts to seek the desired long or short exposure to the S&P 500 Index. Variation margin payments are paid or received,

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

depending upon whether unrealized gains or losses are incurred. When the futures contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the futures contract.

Under the Futures Agreement the Future commission Merchant (“FCM”) generally has the right, in the event that the Fund defaults, to liquidate the Fund’s open positions and to use those proceeds and any related collateral posted by the Fund to satisfy the Fund’s obligations to the FCM. Such setup provisions are considered “one-sided” or “asymmetrical” in that, although the FCM has the corresponding right to offset its assets and liabilities with the FCM in the event of a default by FCM. A Futures Agreement with “one-sided” setoff provision does not meet the definition of an enforceable master netting (or similar) agreement in that the reporting entity has no right of set off.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction. The Fund invested in futures contracts during the six months ended May 31, 2023 that had equity risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. As of May 31, 2023, the Fund has open futures contracts. The amount of realized gain (loss) on futures contracts is presented on the Statement of Operations as “Net Realized Gain on Futures Contracts.” The change in the net fair value of the futures contracts is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Futures Contracts”.

For the six months ended May 31, 2023, the daily average notional value of long futures contracts held was $14,035,518.

Options — The Fund may purchase and sell put and call options. A call option gives a holder the right to purchase a specific security or an index at a specified price (“exercise price”) within a specified period of time. A put option gives a holder the right to sell a specific security or an index at a specified price within a specified period of time. The initial purchaser of a call option pays the “writer,” i.e., the party selling the option, a premium which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase. The Fund did not hold option contracts as of May 31, 2023.

Options may relate to particular securities and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. Refer to the Fund’s Schedule of Investments for details regarding open option contracts as of May 31, 2023, if applicable. The amount of realized gain (loss) on Purchased and Written Option is presented on the Statement of Operations as “Net Realized Gain on Purchased

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

and Written Option” The change in the net fair value of the Purchased and Written Option is included in the Statement of Operations as “Net Change in Unrealized Appreciation (Depreciation) on Purchased and Written Option”.

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee of $500 per transaction, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee of $500 per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

3. OFFSETTING ASSETS AND LIABILITIES

The Fund is required to disclose the impact of offsetting assets and liabilities represented in the Statement of Assets and Liabilities to enable users of the financial statements to evaluate the effect or potential effect of netting arrangements on its financial position for recognized assets and liabilities. These recognized assets and liabilities are financial instruments and derivative instruments that are either subject to an enforceable master netting arrangement or similar agreement or meet the following right of setoff criteria: the amounts owed by the Fund to another party are determinable, the Fund has the right to set off the amounts owed with the amounts owed by the other party, the Fund intends to set off, and the Fund’s right of setoff is enforceable at law.

As of May 31, 2023, the Fund did not hold any financial instruments or derivative instruments that are subject to a master netting arrangement.

4. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for, among other things, overseeing the Sub-Adviser, including regular review of the Sub-Adviser’s performance. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly at an annual rate of 0.91% of the average daily net assets of the Fund.

Effective January 2, 2023, ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, began providing services to the Fund. ETC Platform Services administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”). As part of an arrangement between the Sub-Adviser and the Adviser, the Sub-Adviser has agreed to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Sub-Advisory Agreement

HTAA, LLC. (the “Sub-Adviser”), is a Delaware limited liability company located at 141 W. Jackson Blvd., Suite 1650, Chicago, Illinois 60604. The Sub-Adviser is a wholly-owned subsidiary of Hull Investments, LLC. The Sub-Adviser is responsible for the day-to-day management of the Fund, including trading portfolio securities on behalf of the Fund and selecting broker-dealers to execute purchase and sale transactions. The Sub-Adviser makes

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

4. SERVICE PROVIDERS (continued)

investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the oversight of the Adviser and the Board. Under a sub-advisory agreement, the Adviser pays the Sub-Adviser a fee calculated daily and paid monthly, at an annual rate of 0.81% on the average daily net assets of the Fund.

Distribution Arrangement

The “Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. No payments have been made under the Plan and the Plan will only be implemented with approval of the Board.

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. Brown Brothers Harriman & Co. serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

5. INVESTMENT TRANSACTIONS

For the six months ended May 31, 2023, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Sales and
Purchases	Maturities
$12,985,390	$7,842,298

For the six months ended May 31, 2023, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the six months ended May 31, 2023, there were no in-kind transactions associated with creations and redemptions.

6. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to, distributable earnings (accumulated losses) and paid-in capital, as appropriate, in the year that the differences arise.

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Continued)

6. TAX INFORMATION (continued)

The tax character of dividends and distributions declared during the last two fiscal periods were as follows:

		Long-Term
	Ordinary	Capital
	Income	Gain	Totals
2022	$1,780,978	$460,386	$2,241,364
2021	975,959	88,151	1,064,110

As of November 30, 2022, the components of distributable (accumulated losses) on a tax basis were as follows:

Undistributed Ordinary Income	$796,289
Undistributed Long-Term Capital Gain	408,915
Post-October Losses	(72,273)
Unrealized Appreciation	763,533
Total Distributable Earnings	$1,896,464

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Fund at May 31, 2023, were as follows:

Federal	Aggregated Gross	Aggregated Gross	Net Unrealized
Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Appreciation
$17,651,658	$3,243,751	$(2,637)	$3,241,114

7. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Futures Contracts Risk: There may be an imperfect correlation between the changes in market value of the securities or other underlying assets held by the Fund and the prices of futures contracts. When the Fund has an open futures contract position, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Market Risk: The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Hull Tactical US ETF
Notes to the Financial Statements
May 31, 2023 (Unaudited) (Concluded)

8. OTHER

At May 31, 2023, the records of the Trust reflected that 100% of the Fund’s total shares outstanding were held by the Authorized Participant, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

9. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors. The COVID-19 pandemic, Russia’s invasion of Ukraine, and higher inflation have resulted in extreme volatility in the financial markets, economic downturns around the world, severe losses to some sectors of the economy and individual issuers, and reduced liquidity of certain instruments. These events have caused significant disruptions to business operations, including business closures; strained healthcare systems; disruptions to supply chains and employee availability; large fluctuations in consumer demand; large expansion of government deficits and debt as a result of government actions to mitigate the effects of such events; and widespread uncertainty regarding the long-term effects of such events.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and began to raise interest rates in an effort to fight inflation. The Federal Reserve may determine to raise interest rates further. This and other government intervention into the economy and financial markets to address the pandemic, inflation, or other significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

10. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

On February 15, 2023, the Board approved the proposed reorganization of the Fund into the Hull Tactical US ETF, a newly created series of Capitol Series Trust, subject to certain conditions including approval by shareholders of the Fund. Shareholders of the Fund approved the reorganization on May 26, 2023, and the reorganization occurred on June 5, 2023.

Management has determined there are no other subsequent events.

Hull Tactical US ETF
Review of Liquidity Risk Management Program
May 31, 2023 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Fund”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that the Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Fund’s particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Fund.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from the Adviser’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Fund and to manage the liquidity risk of the Fund on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2023 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2022. The report concluded that the Program is adequately designed to assess and manage the Fund’s liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Hull Tactical US ETF
Disclosure of Fund Expenses
(Unaudited)

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2022 to May 31, 2023) (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending	Annualized	Expenses
	Account Value	Account Value	Expense	Paid During
	12/1/2022	5/31/2023	Ratios	Period(1)
Actual Fund Return	$1,000.00	$1,071.00	0.91%	$4.70
Hypothetical 5% Return	$1,000.00	$1,020.39	0.91%	$4.58

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect one-half period shown).

Hull Tactical US ETF
Supplemental Information
(Unaudited)

NAV is the price per share at which a fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing fund shares. The “Market Price” of a fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the fund are listed for trading, as of the time that the fund’s NAV is calculated. A fund’s Market Price may be at, above or below its NAV. The NAV of a fund will fluctuate with changes in the market value of the fund’s holdings. The NAV of a fund may also be impacted by the accrual of deferred taxes. The Market Price of a fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a fund on a given day, generally at the time NAV is calculated. A premium is the amount that a fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a fund is trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Fund’s website at www.hulltacticalfunds.com.

Shareholder Voting and Proxy Results

A Special Meeting of Shareholders of Hull Tactical US ETF (the “Target ETF”), a series of Exchange Traded Concepts Trust (“ETCT”), was held on May 26, 2023 for the purpose of considering and approving an Agreement and Plan of Reorganization between ETCT, on behalf of the Target ETF, and Capitol Series Trust (“CST”), on behalf of Hull Tactical US ETF (the “Acquiring ETF”), a newly-created series of CST, that provides for: (i) the acquisition of the assets of the Target ETF by the Acquiring ETF and the assumption of the liabilities of the Target ETF, (ii) the pro rata distribution of such shares to the shareholders of the Target ETF, and (iii) the complete liquidation and dissolution of the Target ETF. The proposal was approved with the following voting results:

	Shares Voted	% of Voted	% of Total
For	446,118.963	99.997	52.484
Against	—	—	—
Abstain	17.000	0.003	0.002
Total	446,135.963	100.000	52.486

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Sub-Adviser:
HTAA, LLC
141 W. Jackson Blvd., Suite 1650
Chicago, IL 60604

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

HTU-SA-001-0800

(b) Not applicable.

Item 2. Code of Ethics.

NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE – disclosed with annual report

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments.

Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1) NOT APPLICABLE – disclosed with annual report

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) NOT APPLICABLE.

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	8/07/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	8/07/2023

By (Signature and Title)	/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	8/07/2023